Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash FDIC insured amount	$ 250,000	$ 250,000
Cash SIPC insured amount	500,000	500,000
Prepaid Expense		956,925	$ 0
Prepaid expenses	$ 523,758	$ 956,925